Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)
The balances of AOCL or AOCI, each net of tax, were as follows on the dates set forth below:

Annual	Foreign Currency Translation	Derivative Instruments	Pension Plan	Accumulated Other Comprehensive Loss
Balance as of December 31, 2016	$(383,257)	$(2,289)	$(12,131)	$(397,677)
OCI before reclassifications	126,333	5,122	9,765	141,220
Amounts reclassified from AOCL	16,825	4,097	1,158	22,080
Net OCI	143,158	9,219	10,923	163,300
Balance as of December 31, 2017	(240,099)	6,930	(1,208)	(234,377)
(OCL) or OCI before reclassifications	(91,177)	14,498	861	(75,818)
Amounts reclassified from AOCI or AOCL	—	(4,261)	643	(3,618)
Other	—	922	—	922
Net (OCL) or OCI	(91,177)	11,159	1,504	(78,514)
Balance as of December 31, 2018	(331,276)	18,089	296	(312,891)
OCI or (OCL) before reclassifications	24,824	—	(1,803)	23,021
Amounts reclassified from AOCL or AOCI	—	(9,523)	489	(9,034)
Net OCI or (OCL)	24,824	(9,523)	(1,314)	13,987
Balance as of December 31, 2019	$(306,452)	$8,566	$(1,018)	$(298,904)

Reclassification out of Accumulated Other Comprehensive Income
The following table provides the location of the effective portion of the pre-tax gain (loss) reclassified from AOCL or AOCI into revenue, direct costs and interest expense, net, respectively, on the consolidated statements of operations during the years ended December 31, 2019, 2018 and 2017:

		Pre-Tax Gain (Loss) Reclassified from AOCL or AOCI into Income
Derivatives in Cash Flow Hedging Relationships	Location of Gain (Loss) Reclassified from AOCL or AOCI into Statements of Operations	Years Ended December 31,
		2019	2018	2017
Foreign currency forward contracts	Revenue	$—	$—	$1,887
Foreign currency forward contracts	Direct costs	—	—	3,000
Interest rate swaps	Interest expense, net	12,327	5,618	(11,914)
The following table presents the significant reclassifications to the statements of operations out of AOCI or AOCL and the line item affected on the consolidated statements of operations for the respective periods:

	Years Ended December 31,
Details about AOCI or AOCL Components	2019	2018	2017	Affected line item in statements of operations
Gains (losses) on derivative instruments:
Foreign currency forward contracts	$—	$—	$1,887	Revenue
Foreign currency forward contracts	—	—	3,000	Direct costs
Interest rate swaps	12,327	5,618	(11,914)	Interest expense, net
Total before income tax (expense) benefit	12,327	5,618	(7,027)
Income tax (expense) benefit	(2,804)	(1,357)	2,930	Provision for (benefit from) income taxes
Total net of income tax	$9,523	$4,261	$(4,097)

Foreign currency translation:
Income tax expense	$—	$—	$(16,825)	Provision for (benefit from) income taxes

Defined benefit pension plan:
Amortization of actuarial loss	$(605)	$(784)	$(1,693)	Net periodic pension costs (1)
Income tax benefit	116	141	535	Provision for (benefit from) income taxes
Total net of income tax	$(489)	$(643)	$(1,158)
(1) Net periodic pension costs are included as a component of other (expense) income, net, on the consolidated statements of operations for the year ended December 31, 2019 and 2018 and as a component of direct costs and SG&A expenses on the consolidated statements of operations for the year ended December 31, 2017.